Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Difference Between Expected Income Tax Benefits and Income Tax Benefit Recorded in the Financial Statements

The difference between expected income tax benefits and income tax benefit recorded in the financial statements is explained below:

	December 31,
	2014	2013
Income taxes (benefit) computed at statutory rate	$(1,351,601)	$(627,319)
State income tax benefit, net	(137,219)	(63,688)
Other	80,899	—
Change in valuation allowance	1,407,921	691,007

	$—	$—

Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities consist of the following:

	December 31,
Deferred tax assets (liabilities)	2014	2013
In-process research and development	$996,154	$346,801
Net operating loss carry forward	878,706	407,398
R&D credit	15,779	2,584
Share-based compensation	256,219	—
Accrued expenses	17,850	—

	2,164,708	756,783

Less: valuation allowance	(2,164,708)	(756,783)

	$—	$—